SHARE CAPITAL (Schedule of Earnings Per Share Basic and Diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of classes of share capital [abstract]
Net income attributable to equity holders of the Company	$ 34,274	$ 39,724
Basic earnings per share (Income Numerator)	$ 34,274	$ 39,724
Basic earnings per share (Shares Denominator)	171,713,263	168,483,412
Basic earnings per share (Per-Share Amount)	$ 0.20	$ 0.24
Effect of dilutive securities:
Stock options (Shares Denominator)	2,366,124	1,903,581
Diluted earnings per share (Income Numerator)	$ 34,274	$ 39,724
Diluted earnings per share (Shares Denominator)	174,079,387	170,386,993
Diluted earnings per share (Per-Share Amount)	$ 0.20	$ 0.23